Segment Reporting	12 Months Ended
Jun. 30, 2026
Segment Reporting [Abstract]
Segment Reporting

(28) Segment Reporting

The Group uses the management approach to determine operating segments. The management approach considers the internal organization and reporting used by the Group’s chief operating decision maker (“CODM”) for making decisions, allocating resources and assessing performance. The Group’s CODM has been identified as the chief executive officer, who reviews the operating profit or loss for each reporting units when making decisions about allocating resources and assessing performance of the Group.

As of June 30, 2023, the Group managed its business as a single operating segment engaged in the provision of distribution and managing wealth management services in the PRC.

On December 31, 2023, upon the acquisition of AIFU, the Group identified two additional operating segments which are insurance agency and claims adjusting.

In January 2025, the Group divested its entire equity interest in Guangdong Meidiya Investment Co., Ltd. and its subsidiaries, which comprised the Group’s claims-adjusting segment. Since completion of the disposal, the Group has ceased providing claims-adjusting services (see Note 4 for details).

On August 31, 2025, upon the acquisition of Carve Group, the Group identified one additional operating segment of health and wellness products and services (see Note 3).

On October 31, 2025, the Group acquired Real Prospect, establishing the smart technology and new energy solutions operating segment (see Note 3)

In September 2025, the Group disposed of the Puyi Group, thereby ceasing its wealth management business. In December 2025, the Group deconsolidated the AIFU Group, ceasing its insurance agency business (see Note 4 for both transactions).

On March 31, 2026, the Group acquired Times Good, establishing the computing power and algorithm solutions operating segment, which represents the Group’s core operating business. (see Note 3)

Following the acquisition of Times Good on March 31, 2026, the Group’s management changed the manner in which it organizes its businesses and the financial information regularly provided to the CODM, in light of the Group’s strategic transition to AI-centric operations. As a result, the composition of the Group’s reportable segments changed during the year ended June 30, 2026, as follows:

(a) the Computing Power and Algorithm Solutions segment was established upon the acquisition of Times Good, as the CODM reviews and manages this business separately;

(b) the segment previously reported as “Qingdao Maisi” has been renamed “Smart Technology and New Energy Solutions”. The renaming did not change the composition of the segment; and

(c) the segments previously reported as “Glyken Bird Nest” and “Zhongshen” have been combined into a single reportable segment, “Health and Wellness Products and Services”, because the CODM now reviews their operating results, resource allocation and performance on a combined basis.

Segment information for the periods presented has been recast to reflect the current segment structure. The change had no effect on the Group’s consolidated financial statements.

The following table shows the Group’s operations by segment for the fiscal years ended June 30, 2024, 2025 and 2026.

	Year ended June 30, 2026
	Computing Power and Algorithm Solutions	Smart Technology and New Energy Solutions	Health And Wellness Products and Services	Other*	Consolidated
	RMB	RMB	RMB	RMB	RMB
Net revenues	153,734	12,108	17,519	-	183,361
Operating costs and expenses:
Cost of revenues	(137,544)	(9,220)	(11,443)	-	(158,207)
Payroll expense and employee benefit expenses	(2,088)	(1,520)	(6,780)	(251)	(10,639)
Share-based compensation	-	-	-	(5,216)	(5,216)
Depreciation and Amortization expense	(243)	(6,238)	(3,033)	-	(9,514)
Rental expense	(530)	(25)	(226)	-	(781)
Credit impairment loss	(2,981)	-	(4)	-	(2,985)
Assets impairment loss	-	-	(57)	-	(57)
Impairment loss of equity-method investment	-	-	(239)	-	(239)
Others operating expenses	(6,053)	(1,994)	(1,868)	(9,500)	(19,415)
Total operating costs and expenses	(149,439)	(18,997)	(23,650)	(14,967)	(207,053)
Profit/(Loss) from operations	4,295	(6,889)	(6,131)	(14,967)	(23,692)

Interest (expense) income, net	(1,136)	(271)	2	-	(1,405)
Net gain (loss) from fair value change	(480)	-	7	(6,751)	(7,224)
Gain on disposal of subsidiaries	20,117	-	-	-	20,117
Investment income	-	-	-	(108)	(108)
Others, net	1	(134)	74	1,101	1,042
Gain/(Loss) before income taxes and share of loss of affiliates	22,797	(7,294)	(6,048)	(20,725)	(11,270)
Income tax benefit	22	310	51	-	383
Share of loss of affiliates	-	(10,354)	-	-	(10,354)
Net income/(loss) from continuing operations	22,819	(17,338)	(5,997)	(20,725)	(21,241)

	Year ended June 30, 2025
	Computing Power and Algorithm Solutions	Smart Technology and New Energy Solutions	Health And Wellness Products and Services	Other*	Consolidated
	RMB	RMB	RMB	RMB	RMB
Net revenues	-	-	-	-	-
Operating costs and expenses:					-
Cost of revenues	-	-	-	-	-
Payroll expense and employee benefit expenses	-	-	-	(333)	(333)
Share-based compensation	-	-	-	(1,371)	(1,371)
Others operating expenses	-	-	-	(5,588)	(5,588)
Total operating costs and expenses	-	-	-	(7,292)	(7,292)
Loss from operations	-	-	-	(7,292)	(7,292)
Interest income, net	-	-	-	149	149
Others, net	-	-	-	(14,747)	(14,747)
Loss before income taxes and share of loss of affiliates	-	-	-	(21,890)	(21,890)
Net loss from continuing operations	-	-	-	(21,890)	(21,890)

	Year ended June 30, 2024
	Computing Power and Algorithm Solutions	Smart Technology and New Energy Solutions	Health And Wellness Products and Services	Other*	Consolidated
	RMB	RMB	RMB	RMB	RMB
Net revenues	-	-	-	-	-
Operating costs and expenses:					-
Cost of revenues	-	-	-	-	-
Payroll expense and employee benefit expenses	-	-	-	(650)	(650)
Others operating expenses	-	-	-	(5,109)	(5,109)
Total operating costs and expenses	-	-	-	(5,759)	(5,759)
Loss from operations	-	-	-	(5,759)	(5,759)
Interest income, net	-	-	-	518	518
Others, net	-	-	-	163	163
Loss before income taxes and share of loss of affiliates	-	-	-	(5,078)	(5,078)
Net loss from continuing operations	-	-	-	(5,078)	(5,078)

*	Other corporate expenses represent general and administrative expenses that cannot be allocated to segments for the years ended June 30, 2024, 2025 and 2026, respectively.

Majority of the Group’s operations, customers and long-lived assets are located in the PRC. Accordingly, no geographic information is presented.